Provision for legal and administrative proceedings (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Tax proceeding	R$ 1,559,687	R$ 1,564,293	R$ 1,410,299	R$ 1,112,153
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax proceeding	896,045	759,584	R$ 666,209	R$ 473,391
Federal Taxes [Member] | Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax proceeding	377,027	321,404
State Taxes [Member] | Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax proceeding	436,204	357,011
Municipal Taxes [Member] | Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax proceeding	11,861	10,216
Tim SA Proceedings Purchase Price Allocation [Member] | Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Tax proceeding	R$ 70,953	R$ 70,953